Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 205,164	$ 698,117	$ 2,268,717	$ 212,780
Cost of revenue	(88,888)	(199,948)	(330,091)	(56,216)
Gross profit	116,276	498,169	1,938,626	156,564
Selling and marketing expenses	(154)	(4,518)	(17,282)	(8,947)
General and administrative expenses	(537,862)	(420,216)	(1,394,163)	(470,788)	(2,500)
Operating (loss) income	(421,740)	73,435	527,181	(323,171)	(2,500)
Other (expenses) income, net	(1,547)	10,433	12,026	(40)
(Loss) income before income taxes	(423,287)	83,868	539,207	(323,211)	(2,500)
Income tax benefits (expenses)	9,866	(47,866)	(165,268)	43,930
Loss from continuing operations				(279,281)
Loss from discontinued operations					(30,329)
Net (loss) income	(413,421)	36,002	373,939	(279,281)	(32,829)
Foreign currency translation differences	(5,347)	(2,013)	(3,256)	3,345
Total comprehensive income (loss) for the years	$ (418,768)	$ 33,989	$ 370,683	$ (275,936)	$ (32,829)
Basic and diluted loss per ordinary share:
From continuing operations				$ (0.00)	$ (0.00)
From discontinuing operations				(0.00)	$ (0.00)
Basic and diluted earnings (loss) per ordinary share	$ 0.00	$ 0.00	$ 0.00	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	302,734,900	302,734,900	302,734,900	302,734,900	302,734,900